Onerous contracts (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	$ 71.3		$ 71.3
Total onerous contracts		$ 71.3
Onerous rig contract Hull B366 (TBN "Tivar")
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	16.8		16.8
Onerous rig contract Hull B367 (TBN "Vale")
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	26.9		26.9
Onerous rig contract Hull B368 (TBN "Var")
Components of Onerous Contracts [Abstract]
Onerous rig construction contracts acquired	$ 27.6		$ 27.6